Intangible Assets and Goodwill	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets and Goodwill

NOTE 7 – INTANGIBLE ASSETS AND GOODWILL

Intangible assets and goodwill consisted of the following at March 31, 2018 and December 31, 2017:

	Useful lives	2018	2017

Patents	10 years	$67,395	$67,395
Customer relationships	10 years	3,567,396	3,567,396
Trademarks	10 years	3,554,932	3,554,932

Intangible assets, at cost		7,189,723	7,189,723
Accumulated amortization		(1,246,355)	(1,063,165)

Intangible assets, net of accumulated amortization		$5,943,368	$6,126,558

Goodwill from acquisition of Mimio	N/A	$44,931	$44,931
Goodwill from acquisition of Boxlight	N/A	4,137,060	4,137,060
		$4,181,991	$4,181,991

For the three months ended March 31, 2018 and 2017, the Company recorded amortization expense of $183,190 and $177,036, respectively.

NOTE 9 – INTANGIBLE ASSETS AND GOODWILL

Intangible assets and goodwill consisted of the following at December 31, 2017 and 2016:

	Useful lives	2017	2016

Patents	10 years	$67,395	$67,395
Customer relationships	10 years	3,567,396	3,567,396
Trademarks	10 years	3,554,932	3,544,931

Intangible assets, at cost		7,189,723	7,179,722
Accumulated amortization		(1,063,165)	(346,245)

Intangible assets, net of accumulated amortization		$6,126,558	$6,833,477

Goodwill from acquisition of Mimio	N/A	$44,931	$44,931
Goodwill from acquisition of Boxlight	N/A	4,137,060	4,137,060
		$4,181,991	$4,181,991

For the year ended December 31, 2017 and 2016, the Company recorded amortization expense of $716,920 and $346,245, respectively.